Equity (Details Textual) - USD ($)			1 Months Ended			6 Months Ended		12 Months Ended
	Aug. 25, 2020	Aug. 14, 2019	Jul. 30, 2019	May 24, 2019	Nov. 21, 2017	Dec. 31, 2020	Dec. 31, 2019	Jun. 30, 2020	Jul. 30, 2020	Jun. 30, 2019
Equity (Textual)
Common stock, shares authorized						Unlimited		Unlimited
Common stock, shares issued						7,949,199		4,518,864
Common stock, shares outstanding						7,949,199		4,518,864
Value of services total amount						$ 222,505
Warrants outstanding						239,674	2,396,747	2,396,747		2,396,747
Fair value of warrants						$ (845,683)	$ (15,330)
Placement Agent Warrants [Member]
Equity (Textual)
Warrants to purchase ordinary shares				22,760
Warrants issuance of period				5 years
Warrants exercise price per share				$ 1.86
Fair value of warrants						30,954		$ 246,718
Registered direct offering warrants [Member]
Equity (Textual)
Warrants to purchase ordinary shares				1,809,420
Warrants issuance of period				5 years
Warrants exercise price per share				$ 1.86
Fair value of warrants						$ 246,081		$ 895,663
Ordinary Shares [Member]
Equity (Textual)
Common stock, shares authorized						Unlimited
Common stock, shares issued									553,350
Private placement warrants [Member]
Equity (Textual)
Issuance of shares					1,798,635
Warrants issuance of period					5 years
Warrants exercise price per share					$ 1.31
Private warrants to shareholder					359,727
Warrants outstanding						35,972		35,972
Fair value of warrants						$ 27,699		$ 142,092
Reverse split, description	The Company's board approved a 1 for 10 reverse split of its ordinary shares (the "Reverse Split"), which became effective on August 27, 2020. The warrant is also subject to reverse stock split.
Warrant [Member]
Equity (Textual)
Warrants, description						Among the 239,674 shares of warrants, 35,972 shares will expire on November 20, 2022, 203,702 shares will be expire on May 23, 2024.
Common Stocks [Member]
Equity (Textual)
Reverse split, description	The Company's board approved a 1 for 10 reverse split of its ordinary shares (the "Reverse Split"), which became effective on August 27, 2020.
Securities purchase agreement [Member] | Common Stocks [Member]
Equity (Textual)
Sale of stock ordinary shares		15,000,000	18,750,000
Sale of stock par value per share		$ 0.4	$ 0.32
Gross proceeds of value		$ 6,000,000	$ 6,000,000
Net proceeds of value		$ 5,500,000	$ 5,500,000